Subsequent Events (Details) - SecurityAdvisor Technologies, Inc. - Subsequent Event $ in Millions	Nov. 01, 2021 USD ($)
Subsequent Event [Line Items]
Total purchase price	$ 80.0
Payments To Acquire Businesses, Gross And Business Combination, Consideration Transferred, Equity Interests Issued And Issuable	50.0
Contingent consideration	30.0
Payments to Acquire Businesses, Gross	22.5
Earn-Out Provisions
Subsequent Event [Line Items]
Business acquisition contingent liabilities	15.0
Equity Award Consideration | RSUs
Subsequent Event [Line Items]
Business acquisition contingent liabilities	15.0
Common Stock, Class A
Subsequent Event [Line Items]
Equity consideration	$ 27.5